Stock Option Plans (Detail Textuals) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Stock Options	Apr. 23, 1996 1996 Stock Option plan	Dec. 31, 2004 1996 Stock Option plan	Dec. 31, 2001 2001 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded			104,035	83,625	5,600	87,100
Award expiration period			10 years	10 years		10 years
Exercise price per share			$ 15.65	$ 8.83	$ 14.00	$ 10.00
Intrinsic value of option exercised	$ 24,548	$ 2,630
Total unrecognized compensation costs	292,967
Weighted-average period to recognize compensation cost	4 years
Fair value of share vested	90,162	67,931
Recognized tax benefit	$ 36,309	$ 27,351
Method used	Black-Scholes option valuation model